Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Currency Opportunities Fund), Class A)	0 Months Ended
Sep. 28, 2012
(Oppenheimer Currency Opportunities Fund) | Class A
Bar Chart Table:
Annual Return 2011	(4.66%)